Shareholder Report, Line Graph (Details) 1014019_Franklin U.S. Large Cap Multifactor Index ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 26, 2017	Mar. 31, 2026
Franklin U.S. Large Cap Multifactor Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin U.S. Large Cap Multifactor Index ETF (NAV)
Accumulated Value	$ 25,558	$ 23,831	$ 18,237	$ 19,357	$ 16,952	$ 11,437	$ 12,747	$ 11,384	$ 10,000	$ 30,995
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value	25,662	23,934	18,512	20,249	18,092	11,131	12,249	11,262	10,000	$ 30,303
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Index
Accumulated Value	26,455	24,536	18,893	20,624	18,208	11,338	12,328	11,279	10,000	$ 31,149
LibertyQ U.S. Large Cap Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										LibertyQ U.S. Large Cap Equity Index
Accumulated Value	$ 26,002	$ 24,208	$ 18,500	$ 19,612	$ 17,155	$ 11,558	$ 12,859	$ 11,454	$ 10,000	$ 31,589